Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of June 30, 2020 and December 31, 2019:

	June 30, 2020						December 31, 2019
Debt obligation	Collateral (Number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
International Lease Finance Corporation (“ILFC”) Legacy Notes		$2,899,075	$—	$2,899,075	7.10%	2020-2022	$2,900,000
AerCap Trust (b) & AICDC (c) Notes		13,249,000	—	13,249,000	4.35%	2020-2028	12,500,000
Asia Revolving Credit Facility		950,000	950,000	—	—	2022	—
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2024	—
Other unsecured debt		1,874,000	—	1,874,000	2.09%	2021-2023	2,024,000
Fair value adjustment		NA	NA	65,821	NA	NA	99,093
TOTAL UNSECURED		$22,972,075	$4,950,000	$18,087,896			$17,523,093
Secured
Export credit facilities	17	493,533	—	493,533	2.30%	2021-2030	565,312
Institutional secured term loans & secured portfolio loans	177	7,201,006	157,000	7,044,006	2.62%	2022-2030	7,303,496
AerFunding Revolving Credit Facility	46	2,500,000	554,965	1,945,035	2.17%	2022	875,145
Other secured debt	42	1,321,883	353,900	967,983	3.42%	2021-2037	1,062,756
Fair value adjustment		NA	NA	(2,305)	NA	NA	(2,835)
TOTAL SECURED		$11,516,422	$1,065,865	$10,448,252			$9,803,874
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	4.79%	2025-2079	2,250,000
Subordinated debt issued by joint ventures		43,521	—	43,521	—	2021-2023	47,521
Fair value adjustment		NA	NA	(220)	NA	NA	(222)
TOTAL SUBORDINATED		$2,293,521	$—	$2,293,301			$2,297,299
Debt issuance costs, debt discounts and debt premium		NA	NA	(145,557)	NA	NA	(138,135)
	282	$36,782,018	$6,015,865	$30,683,892			$29,486,131

(a)The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate alternatives.
(b)AerCap Global Aviation Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).